Venezuelan operations - Affect of Foreign Currency Translation (Details) - Venezuela - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income (Expense), Net
Foreign Operations Disclosure [Line Items]
Write down of inventories	$ (1,625)	$ (4,468)	$ (61,007)
Impairment of long-lived assets	(904)	(2,123)	(12,089)
Foreign Currency Exchange Results
Foreign Operations Disclosure [Line Items]
Foreign currency exchange (loss) income	$ 27	$ (583)	$ 5,061